JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 53.3%
Fixed Income — 7.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,578	18,922
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,895	41,802
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	743	5,867
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	750	5,884
JPMorgan High Yield Fund Class R6 Shares (a)	2,015	14,730
JPMorgan Income Fund Class R6 Shares (a)	990	9,408

Total Fixed Income		96,613

International Equity — 9.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,971	122,595

U.S. Equity — 36.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,465	489,038

TOTAL INVESTMENT COMPANIES (Cost $557,700)		708,246

EXCHANGE-TRADED FUNDS — 44.9%
Alternative Assets — 5.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	734	70,568

Fixed Income — 1.8%
JPMorgan High Yield Research Enhanced ETF (a)	433	22,524
JPMorgan U.S. Aggregate Bond ETF (a)	18	993

Total Fixed Income		23,517

International Equity — 27.6%
JPMorgan BetaBuilders International Equity ETF (a)	6,211	365,517

U.S. Equity — 10.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	830	72,776
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	768	49,332
JPMorgan U.S. Value Factor ETF (a)	378	13,419

Total U.S. Equity		135,527

TOTAL EXCHANGE-TRADED FUNDS (Cost $515,846)		595,129

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $3,851)	3,835	3,852

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $28,887)	28,887	28,887

Total Investments — 100.7% (Cost $1,106,284)		1,336,114
Liabilities in Excess of Other Assets — (0.7)%		(9,569)

Net Assets — 100.0%		1,326,545

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	136	12/2021	EUR	6,339	(212)
FTSE 100 Index	34	12/2021	GBP	3,226	1
S&P 500 E-Mini Index	191	12/2021	USD	41,089	(1,399)

					(1,610)

Short Contracts
U.S. Treasury 10 Year Note	(134)	12/2021	USD	(17,650)	174

					(1,436)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$595,129	$—	$—	$595,129
Investment Companies	708,246	—	—	708,246
U.S. Treasury Obligations	—	3,852	—	3,852
Short-Term Investments
Investment Companies	28,887	—	—	28,887

Total Investments in Securities	$1,332,262	$3,852	$—	$1,336,114

Appreciation in Other Financial Instruments
Futures Contracts	$175	$—	$—	$175
Depreciation in Other Financial Instruments
Futures Contracts	(1,611)	—	—	(1,611)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,436)	$—	$—	$(1,436)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$351,512	$21,916	$2,084	$(1)	$(5,826)	$365,517	6,211	$2,019	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	70,974	2,014	2,707	93	194	70,568	734	484	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	72,569	2,030	—	—	(1,823)	72,776	830	169	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	47,771	4,042	—	—	(2,481)	49,332	768	145	—
JPMorgan Core Bond Fund Class R6 Shares (a)	18,912	105	—	—	(95)	18,922	1,578	105	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	37,453	4,581	—	—	(232)	41,802	4,895	257	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,918	67	—	—	(118)	5,867	743	67	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	117,034	18,754	2,452	(68)	(10,673)	122,595	5,971	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,925	108	—	—	(149)	5,884	750	108	—
JPMorgan Equity Index Fund Class R6 Shares (a)	427,884	61,831	—	—	(677)	489,038	7,465	1,529	—
JPMorgan High Yield Fund Class R6 Shares (a)	11,223	3,542	—	—	(35)	14,730	2,015	163	—
JPMorgan High Yield Research Enhanced ETF (a)	22,628	—	—	—	(104)	22,524	433	238	—
JPMorgan Income Fund Class R6 Shares (a)	9,375	92	—	—	(59)	9,408	990	91	—
JPMorgan Managed Income Fund Class L Shares (a)	1,993	—	1,993	(2)	2	—	—	1	—
JPMorgan U.S. Aggregate Bond ETF (a)	996	—	—	—	(3)	993	18	3	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	22,235	107,409	100,757	—	—	28,887	28,887	2	—
JPMorgan U.S. Value Factor ETF (a)	64,876	—	51,602	1,477	(1,332)	13,419	378	202	—

Total	$1,289,278	$226,491	$161,595	$1,499	$(23,411)	$1,332,262		$5,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.